Share-based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Non-vested Beginning Balance	1,212,056
Options to Employees, Granted	0
Options to Employees, Vested	0
Options to Employees, Forfeited	(1,212,056)
Options to Employees, Non-vested Ending Balance	0